Organization and Principal Activities (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Feb. 10, 2025	Jun. 30, 2024 CNY (¥)	Jun. 28, 2024	May 29, 2024	Jul. 13, 2023 USD ($)	Jul. 13, 2023 CNY (¥)	Jul. 01, 2023 USD ($)	Mar. 30, 2022	Oct. 18, 2021	Feb. 19, 2021	Feb. 09, 2021 $ / shares	Mar. 30, 2020
Organization and Principal Activities [Line Items]
Date of incorporated	Mar. 29, 2007	Mar. 29, 2007
Non-controlling shareholders (in Dollars per share) | $ / shares																		$ 106,509
WFOE net income percentage																	100.00%
Cash balances (in Dollars)	$ 2,605,111		$ 230,563
Retained earnings (in Dollars)	(33,932,953)		(27,006,989)											$ 1,258,718
Allowance for expected credit loss (in Dollars)	8,667,483		8,330,357		$ 2,795,662
Allowance for credit losses (in Dollars)	20,962,160		12,161,634
Impairment loss (in Dollars)	$ 740,586		600,000
Amortized straight-line	10 years	10 years
Impairment charge (in Dollars)			4,600,000		1,100,000
Other long-term assets (in Dollars)	$ 140,000
VAT rate percentage	6.00%						6.00%
Advertising expenses amounted (in Dollars)			59,327		1,518,981
Underpayment of taxes	$ 14,381	¥ 100,000
Statute limitation	10 years	10 years
Amount of exception of equity	$ 1		1				¥ 7.1636		¥ 7.2672
Average translation rates	1	¥ 7.2143	1	¥ 7.2248	$ 1	¥ 6.9534
Company deposits	70,000	¥ 500,000
Deposit (in Dollars)	1,045,776		218,727
Payments for deposits (in Dollars)	1,556,810		11,239
Cash deposit (in Dollars)	2,525		597
Crypto Asset, Other [Member]
Organization and Principal Activities [Line Items]
Impairment loss (in Dollars)	$ 140,586		$ 600,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	21.00%	21.00%	34.00%	34.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	19.00%	19.00%	27.00%	27.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	20.00%	20.00%	10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	18.00%	18.00%	17.00%	17.00%	19.00%	19.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	12.00%	12.00%			9.00%	9.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	16.00%	16.00%	16.00%	16.00%	7.00%	7.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	70.00%	70.00%	75.00%	75.00%	68.00%	68.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	10.00%	10.00%			6.00%	6.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	7.00%	7.00%	5.00%	5.00%	5.00%	5.00%
Credit Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage					31.00%	31.00%
Credit Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage			10.00%	10.00%
Exclusive Services Agreement [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage																			93.55%
Related Party [Member]
Organization and Principal Activities [Line Items]
Allowance for expected credit loss (in Dollars)	$ 8,564,032		$ 8,313,672		$ 2,795,662
Allowance for credit losses (in Dollars)	44,503		1,513
Contract liability amounted (in Dollars)	$ 1,872,503		$ 3,171,786
Supplier One [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage			17.30%	17.30%	16.56%	16.56%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	10.70%	10.70%
Suppliers Two [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage			9.70%	9.70%	12.91%	12.91%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage	9.50%	9.50%
Supplier Three [Member] | Customer Concentration Risk [Member] | Purchases [Member]
Organization and Principal Activities [Line Items]
Concentration risk, percentage					10.61%	10.61%
Minimum [Member]
Organization and Principal Activities [Line Items]
Limitations of underpayment	3 years	3 years
Upper limit of deposit protection												$ 64,000	¥ 500,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Limitations of underpayment	5 years	5 years
Upper limit of deposit protection												$ 100,000	¥ 800,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Non-controlling shareholders (in Dollars per share) | $ / shares																		$ 106,509
Pop HK and WFOE [Member]
Organization and Principal Activities [Line Items]
Owns equity interest	100.00%	100.00%
Pop Culture [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage																		6.45%
Pop Culture [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage																		6.45%
Jiangxi Hualiu [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	51.00%						51.00%
Junpu Jiyuan [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	10.00%						10.00%
Jiangxi Hualiu One [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage	30.00%						30.00%
Hualiu Music Three [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage											60.00%
Equity interests percentage	20.00%						20.00%
Hualiu Music One [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage											40.00%
Equity interests percentage	40.00%						40.00%
Zhongpu Shuyuan [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage															46.00%
Xiamen Qiqin [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage																46.00%
Hualiu Music Two [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage											20.00%
Pupu Sibo [Member]
Organization and Principal Activities [Line Items]
Acquire non-controlling interests percentage								1.00%		40.00%